Earnings per share (Details) - USD ($) $ / shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
(Loss)/profit for the purpose of basic earnings per share being net profit attributable to owners of the company	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)
Weighted average number of ordinary shares for the purposes of basic earnings per share	1	1	1	1	1
(Loss)/profit for the purpose of diluted earnings per share	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)
Weighted average number of ordinary shares for the purposes of diluted earnings per share	1	1	1	1	1
Basic, Earnings per share	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)
Diluted, Earnings per share	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)